Business Combination (Schedule Of Assets Acquired And Liabilities Assumed) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Business Acquisition [Line Items]
Current assets	¥ 28,059
Investments and long-term finance receivables	637
Property, plant, and equipment	8,198
Goodwill	3,966
Intangible assets	12,584
Other assets	1,950
Total assets acquired	55,394
Current liabilities	22,940
Long-term liabilities	9,356
Total liabilities assumed	32,296
Total net assets acquired	¥ 23,098